Expense Example - Victory Trivalent International Fund-Core Equity	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years	Class R6 1 Year	Class R6 3 Years	Class R6 5 Years	Class R6 10 Years	Class Y 1 Year	Class Y 3 Years	Class Y 5 Years	Class Y 10 Years
USD ($)	666	1,023	1,403	2,466	273	2,592	4,654	8,578	61	369	698	1,631	56	274	509	1,184	72	329	607	1,400